JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

April 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

      on behalf of the Funds list in Appendix A

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 84 (Amendment No. 85 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).  This filing includes: (1) Investor Share prospectus for the JPMorgan Prime Money Market Fund; (2) Service Shares prospectus for the JPMorgan Prime Money Market Fund; (3) Select Class Shares prospectus for the JPMorgan Income Funds; (3) Select Class Shares prospectus for the JPMorgan Strategic Income Opportunities Fund; (5) JPMorgan Money Market Funds SAI Part I; (6) JPMorgan Income Funds SAI Part I; (7) JPMorgan Strategic Income Opportunities Fund SAI Part I; and (8) SAI Part II for the JPMorgan Funds.

The Amendment is being filed primarily to reflect changes to the Funds’ registration statement including changes to some of the JPMorgan Income Funds’ investment strategies and associated risks.  The Amendment is also being filed to register new Investor Shares and new Service Shares for the JPMorgan Prime Money Market Fund.  We are concurrently filing post-effective amendments to the registration statements for the JPMorgan Income Funds in the J.P. Morgan Mutual Fund Group (“JPMFMFG”) and JPMorgan Trust II (“JPMT II”).

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Very truly yours,

/s/ Jessica K. Ditullio

-----------------------------------

Jessica K. Ditullio

Assistant Secretary

Cc:  James O’Connor

Appendix A

JPMorgan Income Funds

JPMorgan Real Return Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Money Market Funds

JPMorgan Prime Money Market Fund